Organization Consolidation and Presentation of Financial Statements (Tables)	6 Months Ended
Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments
	2014	2015
A	27%	25%
B	28%	31%
C	14%	13%
D	19%	18%
Total	88%	87%